As filed with the Securities and Exchange Commission on May 26, 2016

1933 Act File No. 333-210619

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	Pre-Effective Amendment No. 2
☐	Post-Effective Amendment No.

BUSINESS DEVELOPMENT
CORPORATION OF AMERICA

(Exact Name of Registrant as Specified in Charter)

405 Park Avenue, 14th Floor
New York, NY 10022

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (212) 415-6500

Peter M. Budko
Business Development Corporation of America
405 Park Avenue, 14th Floor
New York, NY 10022

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm
Lisa A. Morgan
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW
Washington, DC 20001
Tel: (202) 383-0100
Fax: (202) 637-3593

Approximate date of proposed public offering: From time to time after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a distribution reinvestment plan, check the following box ☐

It is proposed that this filing will become effective (check appropriate box): ☒ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE

Title of Securities to Be Registered	Amount to Be Registered	Proposed Maximum Offering Price Per Share(1)	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(2)(3)
Common stock, $0.001 par value per share	55,000,000 shares	$8.86	$493,350,000	$49,681

(1)	Price per share subject to change pursuant to changes in NAV.
(2)	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include unsold securities previously registered for sale pursuant to the registrant’s registration statement on Form N-2 (File No. 333-193241) initially filed by the registrant on March 31, 2014, or the Prior Registration Statement. The Prior Registration Statement registered shares of the registrant’s common stock with a maximum aggregate offering price of $1,132,320,000 for sale pursuant to the registrant’s continuous public offering. Approximately $58,959,000 of the shares on the Prior Registration Statement remain unsold. The unsold amounts from the Prior Registration Statement (and associated filing fees paid) are being carried forward to this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-210619) of Business Development Corporation of America (as amended, the “Registration Statement”) is being filed solely for the purpose of filing Exhibit (n)(6) to the Registration Statement. No changes have been made to Part A or Part C of the Registration Statement, other than Item 25(2) of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Item 25(2) of the Registration Statement setting forth the exhibits to the Registration Statement. The contents of the Registration Statement are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 25. Financial Statements And Exhibits

(2) Exhibits

(a)(1)	Second Articles of Amendment and Restatement of the Company (previously filed as Exhibit 3.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2013 filed on August 13, 2013 and herein incorporated by reference).
(b)	Bylaws (previously filed as Exhibit (b) to the Company’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 (File No. 333-166636)(the “Prior Registration Statement”) filed on November 24, 2010, and herein incorporated by reference).
(c)	Not applicable
(d)	Forms of Subscription Agreement (included in the prospectus as Appendices A(1) and A(2))
(e)	Distribution Reinvestment Plan (previously filed as Exhibit 4.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2015 and filed on August 13, 2015, and herein incorporated by reference).
(f)	Not applicable
(g)(1)	Second Amended and Restated Investment Advisory and Management Services Agreement dated June 5, 2013 by and between the Company and the Adviser (previously filed as Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended June 30, 2013 filed on August 13, 2013 and herein incorporated by reference).
(h)	Not applicable
(i)	Not applicable
(j)	Custody Agreement dated August 13, 2012 by and between the Company and U.S. Bank National Association (previously filed as Exhibit 10.11 to the Company’s Current Report on Form 8-K filed on August 17, 2012 and herein incorporated by reference).
(k)(1)	Administration Agreement, dated as of February 9, 2016, between the Company and ARC Advisory Services, LLC (previously filed as Exhibit 10.2 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 filed on March 9, 2016 and incorporated herein by reference).
(k)(2)	Amended and Restated Fund Administration Servicing Agreement by and between the Company and U.S. Bancorp Fund Services, LLC (previously filed as Exhibit 10.1 to the Company’s Current Report filed on April 17, 2015 and herein incorporated by reference).
(k)(3)	Amended and Restated Fund Accounting Servicing Agreement by and between the Company and U.S. Bancorp Fund Services, LLC (previously filed as Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on April 17, 2015 and herein incorporated by reference).
(k)(4)	Expense Support Agreement dated November 9, 2011 by and between the Company and Adviser (previously filed as Exhibit 10.4 to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2011 filed on November 14, 2011 and herein incorporated by reference).
(k)(5)	Loan and Servicing Agreement, together with Exhibits thereto, among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Lenders and Lenders Agents from time to time party hereto and U.S. Bank National Association, each dated as of July 24, 2012 (previously filed as Exhibit 10.15 to the Company’s Current Report on Form 8-K filed on August 7, 2012 and herein incorporated by reference).
(k)(6)	Purchase and Sale Agreement by and between the Company and BDCA Funding I, LLC, dated as of July 24, 2012 (previously filed as Exhibit 10.16 to the Company’s Current Report on Form 8-K filed on August 7, 2012 and herein incorporated by reference).

(k)(7)	Collection Account Agreement by and among U.S. Bank National Association, Wells Fargo Securities, LLC, BDCA Funding I, LLC and the Company, dated as of July 24, 2012 (previously filed as Exhibit 10.17 to the Registrant’s Current Report on Form 8-K filed on August 7, 2012 and herein incorporated by reference).
(k)(8)	Amendment No. 1 to Loan and Servicing Agreement, among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, dated as of January 14, 2013 (previously filed as Exhibit 10.16 to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2013 filed on May 15, 2013 and herein incorporated by reference).
(k)(9)	Amendment No. 2 to Loan and Servicing Agreement, among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, dated as of April 26, 2013 (previously filed as Exhibit 10.17 to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2013 filed on May 15, 2013 and herein incorporated by reference).
(k)(10)	Amendment No. 1 to Purchase and Sale Agreement, entered into by and between BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association and U.S. Bank National Association, dated as of April 26, 2013 (previously filed as Exhibit 10.18 to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2013 filed on May 15, 2013 and herein incorporated by reference).
(k)(11)	Amendment No. 3 to Loan and Servicing Agreement, among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, dated as of September 9, 2013 (Filed as Exhibit 10.20 to the Registrant’s Quarterly Report on Form 10-Q filed on November 13, 2013 and incorporated by reference herein).
(k)(12)	Amendment No. 4 to Loan and Servicing Agreement, dated as of June 30, 2014 (as amended), by and among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, and U.S. National Association (filed on August 14, 2014 and herein incorporated by reference).
(k)(13)	Loan Financing and Servicing Agreement dated February 21, 2014 between BDCA 2L Funding I, LLC, as Borrower; the Company, as Equityholder and as Servicer; the Lenders from time to time parties hereto; Deutsche Bank AG, New York Branch, as Administrative Agent, the Other Agents party hereto and U.S. National Association as Collateral Agent and as Collateral Custodian (previously filed as Exhibit 10.22 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 filed on March 19, 2014 and herein incorporated by reference).
(k)(14)	Sale and Contribution Agreement dated February 21, 2014 between the Company, as Seller and BDCA 2L Funding I, LLC, as Purchaser (previously filed as Exhibit 10.23 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 filed on March 19, 2014 and herein incorporated by reference).
(k)(15)	Securities Account Control Agreement dated February 21, 2014 between BDCA 2L, Funding I, LLC, as Pledgor, U.S. Bank National Association, as Secured Party; and U.S. Bank National Association, as Securities Intermediary (previously filed as Exhibit 10.24 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 filed on March 19, 2014 and herein incorporated by reference).
(k)(16)	Credit and Security Agreement, dated as of June 27, 2014, by and between BDCA-CB Funding LLC, the financial institutions and other lenders from time to time party thereto, Citibank, N.A., as administrative agent, U.S. Bank National Association, as collateral agent and custodian, and the Company (previously filed as Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).
(k)(17)	Account Control Agreement, dated as of June 27, 2014, by and between BDCA-CB Funding, LLC, as pledger, U.S. Bank National Association as collateral agent and securities intermediary (previously filed as Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).

(k)(18)	Collateral Administration Agreement, dated as of June 27, 2014, between BDCA-CB Funding, LLC, as borrower, Business Development Corporation of America, as collateral manager, Citibank, N.A., as administrative agent, and U.S. Bank National Association, as collateral administrator (previously filed as Exhibit 10.3 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).
(k)(19)	Sale and Contribution Agreement, dated as of June 27, 2014, between Business Development Corporation of America, as seller, and BDCA-CB Funding, LLC, as purchaser (previously filed as Exhibit 10.4 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).
(k)(20)	Agreement and Plan of Merger, dated as of June 27, 2014, by and among BDCA-CB Funding LLC, 405 Loan Funding LLC and Citibank, N.A. (previously filed as Exhibit 10.5 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).
(k)(21)	Termination Acknowledgment (TRS), dated as of June 27, 2014, by and between BDCA-CB Funding LLC and Citibank, N.A., as counterparty, secured party and bank (previously filed as Exhibit 10.6 to the Company’s Current Report on Form 8-K filed on July 2, 2014 and herein incorporated by reference).
(k)(22)	Amendment No. 4 to Loan and Servicing Agreement. dated as of June 30, 2014 (as amended), by and among BDCA Funding I, LLC, the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, and U.S. Bank National Association (previously filed as Exhibit 10.29 to the Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2014 filed on August 14, 2014 and herein incorporated by reference).
(k)(23)	Master Loan Purchase Agreement, dated as of April 7, 2015 between BDCA Helvetica Funding, Ltd. and Business Development Corporation of America (previously filed as Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(24)	Indenture, dated as of April 7, 2015, by and between BDCA Helvetica Funding, Ltd. and U.S. Bank National Association as trustee (previously filed as Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(25)	Subscription Agreement, dated as of April 7, 2015, between BDCA Helvetica Funding, Ltd., Business Development Corporation of America (previously filed as Exhibit 10.3 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(26)	Rule 144A Global Class A Notes and Regulation S Global Class A Notes (included in Exhibit A to Exhibit 10.2 to the Company’s Current Report on Form 8-K previously filed on April 7, 2015 and herein incorporated by reference).
(k)(27)	TBMA/ISMA 2000 Global Master Repurchase Agreement (2000 version), by and between UBS AG, London Branch and Business Development Corporation of America, together with the related Annex and Confirmation thereto, each dated as of March 31, 2015 (previously filed as Exhibit 10.5 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(28)	Collateral Management Agreement, dated as of April 7, 2015, between BDCA Helvetica Funding, Ltd. and Business Development Corporation of America (previously filed as Exhibit 10.6 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(29)	Collateral Administration Agreement, dated as of April 7, 2015, between BDCA Helvetica Funding, Ltd., Business Development Corporation of America and U.S. Bank National Association as administrator (previously filed as Exhibit 10.7 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(30)	Account Control Agreement dated as of April 7, 2015 between BDCA Helvetica Funding, Ltd. and U.S. Bank National Association as trustee and custodian (previously filed as Exhibit 10.8 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(31)	Equity Contribution Agreement, dated as of April 7, 2015, between BDCA Helvetica Funding, Ltd., Business Development Corporation of America and U.S. Bank National Association as trustee (previously filed as Exhibit 10.9 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).

(k)(32)	Liquidation Agent Appointment Letter, dated as of April 7, 2015, between BDCA Helvetica Funding, Ltd., Business Development Corporation of America and UBS AG, London Branch (previously filed as Exhibit 10.10 to the Company’s Current Report on Form 8-K filed on April 7, 2015 and herein incorporated by reference).
(k)(33)	Form of Indemnification Agreement (previously filed as Exhibit 10.40 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 filed on May 4, 2015 and incorporated herein by reference).
(l)	Opinion of Sutherland Asbill & Brennan LLP (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(m)	Not applicable
(n)(1)	Consent of Sutherland Asbill & Brennan LLP (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(n)(2)	Consent of Independent Registered Public Accounting Firm (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(n)(3)	Report of Independent Registered Public Accounting Firm (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(n)(4)	Consent of Grant Thornton LLP (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(n)(5)	Report of Grant Thornton LLP (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).
(n)(6)	Consent of Independent Registered Public Accounting Firm Regarding Kahala Ireland Opco Limited (filed herewith).
(o)	Not applicable
(p)	Subscription Agreement by and between the Company and Adviser (filed as part of Pre-Effective Amendment No. 1 to the Prior Registration Statement filed on November 24, 2010, and herein incorporated by reference).
(q)	Not applicable
(r)	Code of Ethics (previously filed as Exhibit 14 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 filed on May 4, 2015 and herein incorporated by reference).
99.1	Subsidiaries of the Registrant (previously filed as Exhibit 21 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 filed on March 9, 2016 and herein incorporated by reference).
99.2	Kahala Ireland Opco Limited Consolidated Financial Statements for the years ended December 31, 2015 and December 31, 2014 (incorporated by reference to the Company’s Pre-Effective Amendment No. 1 to this Registration Statement on Form N-2 (File No. 333-210619) filed on May 25, 2016).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of May, 2016.

BUSINESS DEVELOPMENT CORPORATION OF AMERICA

By:	/s/ Peter M. Budko Name: Peter M. Budko Title: Chief Executive Officer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 has been signed by the following persons in the capacities set forth below on May 26, 2016. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Signature	Title	Date
/s/ Peter M. Budko Peter M. Budko	Chief Executive Officer and Chairman of the Board (Principal Executive Officer)	May 26, 2016
/s/ Corinne D. Pankovcin Corinne D. Pankovcin	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Principal Accounting Officer)	May 26, 2016
* Edward M. Weil, Jr.	Director	May 26, 2016
* Leslie D. Michelson	Independent Director	May 26, 2016
* Randolph C. Read	Independent Director	May 26, 2016
* Edward G. Rendell	Independent Director	May 26, 2016
*	Signed by Corinne D. Pankovcin pursuant to a power-of-attorney signed by each individual and filed with this Registration Statement on April 5, 2016.